Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Mar. 31, 2013 Fiscal 2013
Stockholders Equity Note [Line Items]
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, no par value	$ 0
Preferred stock, outstanding	0	0
Shares authorized for repurchase	6,800,000			10,000,000
Average price paid per share for common stock repurchased	$ 46.32	$ 49.63	$ 52.33
Stock Repurchase Authorized Amount					$ 77.1